               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]

     *File No. 333-46922

     Pre-Effective Amendment No. 2                                    [X]

     Post-Effective Amendment No.                                     [ ]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

     File No. 811-10155

     Amendment No. 2                                                  [X]

                        (Check appropriate box or boxes.)

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
        _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
        _________________________________________________________________
                     (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: January 16, 2001

Your
AMERICAN CENTURY
prospectus

VP Prime Money Market Fund

                                                               JANUARY 16, 2001

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                     TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                                     American Century Investment
                                                     Services, Inc., Distributor

[american century logo and text logo (reg. sm)]
American
Century

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Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.

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This symbol highlights special information and helpful tips.

                                                    American Century Investments

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests most of its assets in high-quality, very short-term DEBT
SECURITIES issued by corporations, banks and governments.

The interest paid by the high-quality debt securities in which the fund invests is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

Investments in debt securities also involve interest rate risk. However, the fund's investments in very short-term debt securities are designed to minimize this risk.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  more concerned with preservation of capital than long-term investment performance

*  seeking some current income

*  seeking diversification by investing in a fixed-income mutual fund

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for long-term growth

*  looking for the added security of FDIC insurance

Fund Performance History

As a new fund, the fund's performance history is not available as of the date of this Prospectus. When this class of the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest  quarterly returns and average annual returns.

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DEBT SECURITIES include fixed-income investments such as notes, bonds, commercial paper and debentures.

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An investment in the fund is not a  bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in
it.

For current performance information, please call us at 1-800-345-6488 or visit us at www.americancentury.com.

2        American Century Investments                             1-800-345-2021

OBJECTIVES, STRATEGIES AND RISKS

VP PRIME MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

VP Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys HIGH-QUALITY, very short-term debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

For more information about the fund's credit quality standards and about credit risk, please see Basics of Fixed-Income Investing beginning on page 4.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Because high-quality, very short-term debt securities are among the safest securities  available, the interest they pay is among the lowest for income-paying securities.  Accordingly, the yield on this fund will likely be lower than the yield on funds that  invest in longer-term or lower-quality securities.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life  products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.

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A HIGH-QUALITY debt security is one that has been determined to be in the top two credit quality categories. This can be established in a number of ways. For example, independent rating  agencies may rate the security in their higher rating categories. The fund's advisor also can analyze an unrated security to determine if its credit quality is high enough for investment. Details  of the fund's credit quality standards  are described in the Statement of  Additional
Information.

www.americancentury.com                   American Century Investments       3

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and debentures are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

*  determining which securities help a fund meet its maturity requirements

*  identifying securities that satisfy a fund's credit quality standards

*  evaluating the current economic conditions and assessing the risk of inflation

*  evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid, or refinanced, at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive it is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                     Amount of          Percent of      Remaining    Weighted
                     Security Owned     Portfolio       Maturity     Maturity
--------------------------------------------------------------------------------
Debt Security A      $100,000           25%             1,000 days   250 days
--------------------------------------------------------------------------------
Debt Security B      $300,000           75%             10,000 days  7,500 days
--------------------------------------------------------------------------------
Weighted Average Maturity                                            7,750 days

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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The longer a fund's weighted average maturity, the more sensitive it is to interest rate changes.

WEIGHTED AVERAGE MATURITY is a tool the fund managers use to approximate the remaining term to maturity of a fund's investment portfolio.

4        American Century Investments                             1-800-345-2021

When interest rates change, longer maturity bonds generally experience a greater change in price. The following table shows the likely effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:

Remaining Maturity       Current Price     Price After 1% Increase    Change in Price
1 year                   $100.00           $99.06                     -0.94%
3 years                  $100.00           $97.38                     -2.62%
10 years                 $100.00           $93.20                     -6.80%
30 years                 $100.00           $88.69                     -11.31%

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

The fund managers do not invest solely on the basis of a security's credit rating; they also consider other factors, including potential returns. Higher credit ratings usually mean lower interest rate payments, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it assumes additional credit risk.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objective. Each technique has its own characteristics, and may pose some level of risk to the fund. To learn more about these techniques, you should review the Statement of Additional Information before making an investment.

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Credit quality may be lower when the issuer has any of the following

* a high debt level

* a short operating history

* a senior level of debt

* a difficult, competitive environment

* a less stable cash flow

www.americancentury.com                   American Century Investments    5

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than two-thirds of the directors are independent of the fund's advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
The advisor has been managing mutual funds since 1958 and is headquartered at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the fund. The rate of the management fee for a fund is determined monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages. When calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated and the  category fee rate is applied to the total. Then, the complex fee schedule is applied to the assets of all the funds managed by the advisor. These two amounts are then added to determine the unified management fee payable by a fund to the advisor.

The fund was not in operation for the full fiscal year ended December 31, 2000.
The fund will pay the advisor a unified management fee calculated by adding the appropriate investment category and complex fees from the schedules below:

Investment Category Fee Schedule
for VP Prime Money Market

Category Assets       Fee Rate

First $1 billion      0.3700%
Next $1 billion       0.3270%
Next $3 billion       0.2860%
Next $5 billion       0.2690%
Next $15 billion      0.2580%
Next $25 billion      0.2575%
Thereafter            0.2570%

6        American Century Investments                             1-800-345-2021

The Complex Fee is determined according
to the schedules below.

Complex Fee Schedule

Complex Assets        Fee Rate

First $2.5 billion    0.3100%
Next $7.5 billion     0.3000%
Next $15.0 billion    0.2985%
Next $25.0 billion    0.2970%
Next $50.0 billion    0.2960%
Next $100.0 billion   0.2950%
Next $100.0 billion   0.2940%
Next $200.0 billion   0.2930%
Next $250.0 billion   0.2920%
Next $500.0 billion   0.2910%
Thereafter            0.2900%

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager who leads the team is identified below:

DENISE TABACCO

Ms. Tabacco, Portfolio Manager, has been a member of the team that manages VP
Prime Money Market since its inception in December 2000. She joined American
Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

FUND PERFORMANCE

VP Prime Money Market has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.

Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional
Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

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CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

www.americancentury.com                   American Century Investments      7

SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES

For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable  annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and the fund reserves the right to reject any specific purchase order
(including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open
(including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.

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The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

8        American Century Investments                             1-800-345-2021

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received. The fund's dividends are declared and available for redemption daily. The fund does not expect to have CAPITAL GAINS.
If it does, it will distribute them to shareholders when realized.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

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CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.

www.americancentury.com                   American Century Investments     9

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information

(SAI) The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and  semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                SEC Public Reference Room
                         Washington, D.C.
                         Call 202-942-8090 for
                         location and hours.

On the Internet          * EDGAR database at www.sec.gov
                         * By email request at publicinfo@sec.gov

By mail                  SEC Public Reference Section
                         Washington, D.C. 20549-0102

Investment Company Act File No. 811-10155

               [american century logo and text logo (reg. sm)]
                         American Century Investments
                                P.O. Box 419385
                       Kansas City, Missouri 64141-6385

                        1-800-345-6488 or 816-531-5575

0101
SH-PRS-22673

AMERICAN CENTURY
statement of
additional information

VP Prime Money Market Fund

[american century logo and text logo (reg. sm)]
American
Century

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                                                                January 16, 2001
                                   American Century Variable Portfolios II, Inc.

   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUND'S
   PROSPECTUS, DATED JANUARY 16, 2001, BUT IS NOT A PROSPECTUS. THE STATEMENT OF
    ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUND'S CURRENT
PROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT ONE
        OF THE ADDRESSES OR  TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
                         AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

      THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
 INFORMATION THAT APPEARS IN THE FUND'S ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
  DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUND'S ANNUAL
                                 OR SEMIANNUAL REPORT BY CALLING 1-800-345-6488.

                                                     American Century Investment
                                                     Services, Inc., Distributor

www.americancentury.com                   American Century Investments       1

THE FUND'S HISTORY

American Century Variable Portfolios II, Inc. is a registered open-end management investment company that was organized as a Maryland Corporation on
September 19, 2000.

The fund described in this Statement of Additional Information is a separate series of the Corporation. The Corporation may issue other series; the fund would operate for many purposes as if it were an independent company from any such future series.

                                                            Inception Date
--------------------------------------------------------------------------------
VP Prime Money Market Fund                                  January 16, 2001

FUND INVESTMENT GUIDELINES

This section explains the extent to which the fund's advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and
Risks, which begins on page 3. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussion contained in the
Prospectus.

The fund is a diversified, open-end investment company as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than the
U.S. government).

The fund operates pursuant to Rule 2a-7 under the Investment Company Act, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, the fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

PORTFOLIO COMPOSITION

Eligible Investments

The fund buys high-quality (first-tier), U.S. dollar-denominated money market instruments and other short-term obligations of banks, governments and corporations. Some of the fund's possible investments are listed in the following table. The obligations referenced in the table and the risks associated with investing in them are described in the section titled Investment
Strategies and Risks, which begins on page 3.

Issuers                                       Types of Obligations
------------------------------------------------------------------------------------------
Domestic and foreign financial institutions   Negotiable certificates of deposit, bankers'
(e.g., banks, broker-dealers, insurance       acceptances, bank notes and commercial
companies, leasing and financing              paper (including floating-rate
corporations)                                 securities)

2        American Century Investments                             1-800-345-2021

Issuers                               Types of Obligations
--------------------------------------------------------------------------------
Domestic and foreign                  Commercial paper and short-term
nonfinancial corporations             corporate debt obligations (including
                                      fixed- and variable-rate notes and bonds)

U.S. government and its agencies      U.S. Treasury bills, notes, bonds and
and instrumentalities                 U.S. government agency obligations
                                      (including floating-rate agency securities)

Foreign governments and their         Commercial paper and discount notes
agencies and instrumentalities        (including floating-rate agency securities)

Portfolio Investment Quality and Maturity Criteria

The fund managers follow regulatory guidelines on quality and maturity for the fund's investments, which are designed to help maintain a stable $1.00 share price. In particular, the fund: (1) buys only U.S. dollar-denominated obligations with remaining maturities of 13 months or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 13 months or less); (2) maintains a dollar-weighted average portfolio maturity of 90 days or less; (3) restricts its investments to high-quality obligations determined by the advisor to present minimal credit risks, pursuant to  guidelines established by the Board of Directors.

To be considered high-quality, an obligation must be one of the following: (1) a
U.S. government obligation; (2) rated (or issued by an issuer rated with respect to a class of short-term debt obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations (rating agencies) (or one if only one has rated the obligation); (3) an unrated obligation judged  by the advisor, pursuant to guidelines established by the Board of Directors, to be of comparable quality.

The fund managers intend to buy only obligations designated as first-tier securities as defined by the SEC; that is, securities with the highest rating.

The acquisition of securities that are unrated or rated by only one rating agency must be approved or ratified by the Board of Directors.

Industry Concentration

Under normal market conditions, 25% or more of the fund's total assets are invested in obligations of issuers in the financial services industry.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques the fund managers can use in managing the fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

www.americancentury.com                   American Century Investments        3

Commercial Paper

Commercial paper (CP) is issued by utility, financial, and industrial companies and supranational organizations. Rating agencies assign ratings to CP issuers indicating the agencies' assessment of credit risk. Investment-grade CP ratings assigned by four rating agencies are provided in the following table.

                  Moody's Investors    Standard    Duff &          Fitch Investors
                  Service, Inc.        & Poor's    Phelps, Inc.    Service, Inc.
--------------------------------------------------------------------------------
Highest Ratings   Prime-1              A-1/A-1+    D-1/D-1+        F-1/F-1+
--------------------------------------------------------------------------------
                  Prime-2              A-2         D-2             F-2
--------------------------------------------------------------------------------
                  Prime-3              A-3         D-3             F-3

If an obligation has been assigned different ratings by multiple rating agencies, at least two rating agencies must have assigned their highest rating as indicated above in order for the advisor to determine that the obligation is eligible for purchase by the fund or, if unrated, the obligation must be determined to be of comparable quality by the advisor.

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic CP is issued by U.S. industrial and finance companies, utility companies, thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial and finance companies and financial institutions. Domestic and foreign corporate issuers occasionally have the underlying support of a well-known, highly rated commercial bank or insurance company. Bank support is provided in the form of a letter of credit (an LOC) or irrevocable revolving credit commitment (an IRC). Insurance support is provided in the form of a surety bond.

Bank holding company CP is issued by the holding companies of many well-known domestic banks, including Citicorp, J.P. Morgan & Company Incorporated and First
Union National Bank. Bank holding company CP may be issued by the parent of a money center or regional bank.

Thrift CP is issued by major federal or state-chartered savings and loan associations and savings banks.

Schedule B Bank CP is short-term, U.S. dollar-denominated CP issued by Canadian subsidiaries of non-Canadian banks (Schedule B banks). Whether issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks equally with any other deposit obligation.
Paper issued by Schedule B banks provides an investor with the comfort and reduced risk of a direct and unconditional parental bank guarantee. Schedule B instruments generally offer higher rates than the short-term instruments of the parent bank or holding company.

Bank Obligations

Negotiable certificates of deposit (CDs) evidence a bank's obligation to repay money deposited with it for a specified period of time. The following table identifies the types of CDs the fund may buy.

CD Type           Issuer
--------------------------------------------------------------------------------
Domestic          Domestic offices of U.S. banks
--------------------------------------------------------------------------------
Yankee            U.S. branches of foreign banks
--------------------------------------------------------------------------------
Eurodollar        Issued in London by U.S., Canadian, European and Japanese banks
--------------------------------------------------------------------------------
Schedule B        Canadian subsidiaries of non-Canadian banks
--------------------------------------------------------------------------------

Bankers' acceptances are used to finance foreign commercial trade. Issued by a bank with an importer's name on them, these instruments allow the importer to back up its own pledge to pay for imported goods with a bank's obligation to cover the transaction if the importer fails to do so.

4        American Century Investments                             1-800-345-2021

Bank notes are senior unsecured promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable bank deposits maintained for up to seven days at a stated interest rate. These instruments may be withdrawn on demand, although early withdrawals may be subject to penalties.

The bank obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. Government Securities

The fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or  instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities  issued by the Federal National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

U.S. Dollar-Denominated Foreign Securities

The fund invests exclusively in U.S. dollar-denominated instruments, some of which may be issued by foreign entities as described in the table on page 4.
Consequently, the fund may be subject to risks different than those incurred by a fund that invests only in debt obligations of domestic issuers.

Currently, the only securities held outside the United States in which the fund expects to invest are EuroCDs, which are held in England. As a result, the fund's exposure to these foreign investment risks is expected to be lower than funds that invest more broadly in securities held outside the United States.
Regulatory limits specified in the section titled Portfolio Investment Quality and Maturity Criteria on page 3 apply equally to securities of foreign and domestic issuers.

Variable- and Floating-Rate Instruments

Variable- and floating-rate instruments are issued by corporations, financial institutions and government agencies and instrumentalities.

Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate, whereas variable-rate instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate instruments is ordinarily determined by reference to (or is a percentage of) an objective standard, such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or LIBOR.

Although the fund typically limits its investments to securities with remaining maturities of 13 months or less, it may invest in variable- and floating-rate instruments that have nominal (or stated) maturities in excess of 13 months, provided that such instruments (1) have demand features consistent with regulatory requirements for money market funds, or (2) are securities issued by the U.S. government or a U.S. government agency that meet certain regulatory requirements for money market funds.

www.americancentury.com                   American Century Investments       5

Loan Participations

The fund may purchase loan participations, which represent interests in the cash flow generated by commercial loans. Each loan participation requires three parties: a participant (or investor), a lending bank and a borrower. The investor purchases a share in a loan originated by a lending bank, and this participation entitles the investor to a percentage of the principal and interest payments made by the borrower.

Loan participations are attractive because they typically offer higher yields than other money market instruments. However, along with these higher yields come certain risks, not least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower.
Second, the investor is not a direct creditor of the borrower. The participation represents an interest in assets owned by the lending bank. If the lending bank becomes insolvent, the investor could be considered an unsecured creditor of the bank instead of the holder of a participating interest in a loan. Because of these risks, the manager must carefully consider the creditworthiness of both the borrower and the lender.

Another concern is liquidity. Because there is no established secondary market for loan participations, the fund's ability to sell them for cash is limited.
Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit repurchase agreement transactions to securities issued by the U.S. government, and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 10% limit on illiquid securities.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the fund managers transfer possession of (or sells) securities to another party, such as a bank or broker-dealer, for cash and agrees to later repay cash plus interest for the return (or repurchase) of the same securities. To collateralize the transaction, the value of the securities transferred is slightly greater than the amount of cash the fund receives in exchange for the securities.

6        American Century Investments                             1-800-345-2021

If the purchaser reneged on the agreement and failed to return the securities, the fund might suffer a loss. The fund's loss could be even greater if the market value of the securities transferred increased in the meantime. To protect against these risks, the fund will enter into reverse repurchase agreements only with parties whose creditworthiness is determined to be satisfactory by the advisor. While a reverse repurchase agreement is outstanding, the fund will segregate appropriate securities to cover its obligation under the agreement.

Taxable Municipal Obligations

Taxable municipal obligations are state and local obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction or because federal tax code limitations on the issuance of tax-exempt bonds that benefit private entities have been exceeded. Some typical examples of taxable municipal obligations include industrial revenue bonds and economic development bonds issued by state or local governments to aid private enterprise. The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

Portfolio Lending

In order to realize additional income, the fund managers may lend portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

When-Issued and Forward Commitment Agreements

The fund managers may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

www.americancentury.com                   American Century Investments        7

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. The fund will not acquire illiquid securities if, as a result, illiquid securities would comprise more than 10% of the value of the fund's net assets.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

For purposes of the fund's investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The fund's fundamental investment restrictions are listed below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of the fund's investors, as determined in accordance with the Investment Company Act.

Subject              Policy
--------------------------------------------------------------------------------
Senior Securities    The fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing            The fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                     (including the amount borrowed) less liabilities
                     (other than borrowings).
--------------------------------------------------------------------------------

8        American Century Investments                             1-800-345-2021

Subject              Policy
--------------------------------------------------------------------------------
Lending              The fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate          The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                     This policy shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration        The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities), except that the fund may invest more than 25% of its total assets in the financial services industry.
--------------------------------------------------------------------------------
Underwriting         The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities          The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control              The fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the fund may borrow money from or lend money to other funds advised by ACIM that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, the fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (except financial industries), provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S.
government, any state, territory or possession of the United States, the
District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments,
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

www.americancentury.com                   American Century Investments       9

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject               Policy
-------------------------------------------------------------------------------------------------
Leveraging            The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5%
                      of the total assets of the fund.
-------------------------------------------------------------------------------------------------
Futures and options   The fund may not purchase or sell futures contracts or
                      call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
-------------------------------------------------------------------------------------------------
Liquidity             The fund may not purchase any security or enter into a
                      repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
-------------------------------------------------------------------------------------------------
Short Sales           The fund may not sell securities short, unless it owns or
                      has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
-------------------------------------------------------------------------------------------------
Margin                The fund may not purchase securities on margin, except to
                      obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
-------------------------------------------------------------------------------------------------

Temporary Defensive Measures

For temporary defensive purposes, the fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, the fund may direct its assets to the following investment vehicles:

*  interest-bearing bank accounts or certificates of deposit

*  U.S. government securities and repurchase agreements collateralized by U.S.
   government securities

*  other money market funds

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired the advisor to do so.
Two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment
Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer  and administrative services, American
Century Services Corporation (ACSC); the parent corporation, American Century
Companies, Inc. (ACC) or ACC's subsidiaries; the fund's distribution agent,
American Century Investment Services, Inc. (ACIS) or other funds advised by the advisor. Each director (except James E. Stowers III) listed below serves  as a trustee or director of seven other registered investment companies in the

10     American Century Investments                             1-800-345-2021

American Century family of funds, which are also advised by the advisor. James
E. Stowers III serves as a trustee or director of 13 other registered investment companies in the American Century family of funds.

Name (Age)                Position(s) Held   Principal Occupation(s)
Address                   With Fund          During Past Five Years
-------------------------------------------------------------------------------------------------
Albert A. Eisenstat (69)  Director           General Partner, Discovery Ventures
1665 Charleston Road                         (venture capital firm, 1996 to 1998)
Mountain View, CA 94043                      Independent Director, Sungard Data Systems
                                             (1991 to present) Independent Director,
                                             Business Objects S/A (software and
                                             programming, 1994 to present)
                                             Independent Director, Commercial
                                             Metals Co. (1982 to 2000)
-------------------------------------------------------------------------------------------------
Ronald J. Gilson (53)     Director           Charles J. Meyers Professor of Law
1665 Charleston Road                         and Business, Stanford Law School
Mountain View, CA 94043                      (1979 to present)
                                             Marc and Eva Stern Professor of Law
                                             and Business, Columbia University
                                             School of Law (1992 to present)
                                             Counsel, Marron, Reid & Sheehy
                                             (a San Francisco law firm, 1984 to present)
-------------------------------------------------------------------------------------------------
William M. Lyons* (44)    Director           Chief Executive Officer, President, Chief Operating
4500 Main Street                             Officer and Assistant
Kansas City, MO 64111                        Secretary, ACC;
                                             Executive Vice President, Chief
                                             Operating Officer,
                                             ACIM, ACSC, ACIS and 14 other ACC subsidiaries
                                             Secretary, ACIM, ACSC, ACIS and five
                                             other ACC subsidiaries
-------------------------------------------------------------------------------------------------
Myron S. Scholes (59)     Director           Partner, Oak Hill Capital
1665 Charleston Road                         Management (1999 to present)
Mountain View, CA 94043                      Principal, Long-Term Capital
                                             Management (investment advisor,
                                             1993 to January 1999)
                                             Frank E. Buck Professor of Finance,
                                             Stanford Graduate School of Business
                                             (1981 to present)
                                             Director, Dimensional Fund Advisors
                                             (investment advisor, 1982 to present)
                                             Director, Smith Breeden Family
                                             of Funds (1992 to present)
-------------------------------------------------------------------------------------------------
Kenneth E. Scott (71)     Director           Ralph M. Parsons Professor of Law and
1665 Charleston Road                         Business, Stanford Law School
Mountain View, CA 94043                      (1972 to present)
                                             Director, RCM Capital Funds, Inc.
                                             (1994 to present)
-------------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments           11

Name (Age)                Position(s) Held   Principal Occupation(s)
Address                   With Fund          During Past Five Years
-------------------------------------------------------------------------------------------------
James E. Stowers III* (41)  Director,        Co-Chairman and Director, ACC
4500 Main Street            Chairman of      Chief Executive Officer, ACIM ACSC, ACIS and six
Kansas City, MO 64111       the Board        other ACC subsidiaries
                                             Director, ACIM, ACSC, ACIS and 11 other ACC
                                             subsidiaries
-------------------------------------------------------------------------------------------------
Jeanne D. Wohlers (55)    Director           Director, Indus International (software
1665 Charleston Road                         solutions, January 1999 to present)
Mountain View, CA 94043                      Director, Quintus Corporation,
                                             (automation solutions, 1995 to present)
                                             Director and Partner, Windy Hill
                                             Productions, LP
                                             (educational software, 1994 to 1998)
-------------------------------------------------------------------------------------------------

Committees

The board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears below. The director first named serves as chairman of the committee.

Committee       Members               Function of Committee
--------------------------------------------------------------------------------
Audit           Kenneth E. Scott      The Audit Committee selects and oversees
                Albert A. Eisenstat   the activities of the fund's independent
                Jeanne D. Wohlers     auditor. The committee receives reports
                                      from the advisor's Internal Audit
                                      Department, which is accountable solely
                                      to the committee. The committee also
                                      receives reporting about compliance
                                      matters affecting the fund.
--------------------------------------------------------------------------------
Nominating      Kenneth E. Scott      The Nominating Committee primarily
                Albert A. Eisenstat   considers and recommends
                Ronald J. Gilson      individuals for nomination as directors.
                Myron S. Scholes      The names of potential director
                Jeanne D. Wohlers     candidates are drawn from a number
                                      of sources, including recommendations
                                      from members of the Board,
                                      management and shareholders. This
                                      committee also reviews and makes
                                      recommendations to the Board with
                                      respect to the composition of Board
                                      committees and other Board-related
                                      matters, including its organization, size,
                                      composition, responsibilities, functions
                                      and compensation.
--------------------------------------------------------------------------------

12       American Century Investments                             1-800-345-2021

Committee       Members               Function of Committee
--------------------------------------------------------------------------------
Portfolio       Myron S. Scholes      The Portfolio Committee reviews quarterly
                Ronald J. Gilson      the investment activities and strategies
                                      used to manage fund assets. The
                                      committee regularly receives reports
                                      from portfolio managers, credit analysts
                                      and other investment personnel concerning
                                      the fund's investments.
--------------------------------------------------------------------------------
Quality of      Ronald J. Gilson      The Quality of Service Committee reviews
Service         William Lyons         the level and quality of transfer agent
                Myron S. Scholes      and administrative services provided to
                                      the fund and its shareholders. It receives
                                      and reviews reports comparing those
                                      services to fund competitors' services and
                                      seeks to improve such services where feasible
                                      and appropriate.
--------------------------------------------------------------------------------

Compensation of Directors

The directors also serve as directors for seven American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all seven such companies based on a schedule that is based on the number of meetings attended and the assets of the fund for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the fund is responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid for the periods indicated by the corporation and by the seven investment companies served by this board to each director who is not an interested person as defined in the
Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended February 29, 2000

                        Total Compensation          Total from the American
Name of Director        Compensation from the Fund  Century Family of Funds(1)
--------------------------------------------------------------------------------
Albert A. Eisenstat     N/A                         $78,000
Ronald J. Gilson        N/A                         $82,500
Myron S. Scholes        N/A                         $73,750
Kenneth E. Scott        N/A                         $83,000
Isaac Stein             N/A                         $80,250(2)
Jeanne D. Wohlers       N/A                         $77,250
--------------------------------------------------------------------------------

(1)  Includes compensation paid by the seven investment company members of the
     American Century family of funds served by this Board.

(2)  Mr. Stein retired from the Board on September 15, 2000.

The fund has adopted the American Century Mutual Funds Deferred Compensation
Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the
American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts is credited to the account.
Directors are allowed to change their designation of mutual funds from time to time.

www.americancentury.com                   American Century Investments        13

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. To date, the fund has voluntarily funded its obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any directors under the plan during the fiscal year ended February 29, 2000.

OFFICERS

Background information about the officers of the fund is provided below. All persons named as officers of the fund also serve in similar capacities for the
13 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are  interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund, ACC, ACC's subsidiaries
(including ACIM and ACSC) or the fund's distributor (ACIS), as specified in the following table.

Name (Age)            Positions Held with   Principal Occupation(s)
Address               the Funds             During Past Five Years
-------------------------------------------------------------------------------------------------
William M. Lyons (44) President             Chief Executive Officer, ACC
4500 Main St.                               (September 2000 to present)
Kansas City, MO 64111                       President, ACC (June 1997 to present)
                                            Chief Operating Officer, ACC
                                            (June 1995 to present)
                                            General Counsel, ACC, ACIM, ACIS,
                                            ACSC and other ACC subsidiaries
                                            (June 1989 to June 1998)
                                            Executive Vice President, ACC,
                                            (January 1995 to June 1997)
                                            Also serves as: Executive Vice President
                                            and Chief Operating Officer, ACIM, ACIS,
                                            ACSC and other ACC subsidiaries, and
                                            Executive Vice President of other ACC
                                            subsidiaries
-------------------------------------------------------------------------------------------------
Robert T. Jackson (54)  Executive Vice      Chief Administrative Officer and Chief Financial
4500 Main St.           President and       Officer, ACC (August 1997 to present)
Kansas City, MO 64111   Chief Financial     President, ACSC (January 1999 to present)
                        Officer             Executive Vice President, ACC
                                            (May 1995 to present)
                                            Also serves as: Executive Vice President,
                                            ACIM, ACIS and other ACC subsidiaries,
                                            and Treasurer of ACC and other ACC subsidiaries
-------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)  Senior Vice          Senior Vice President and Assistant
4500 Main St.              President,           Treasurer, ACSC
Kansas City, MO 64111      Treasurer and Chief
                           Accounting Officer
-------------------------------------------------------------------------------------------------

14       American Century Investments                                  1-800-345-2021

Name (Age)            Positions Held with       Principal Occupation(s)
Address               the Funds                 During Past Five Years
-------------------------------------------------------------------------------------------------
David C. Tucker (42)  Senior Vice               Senior Vice President, ACIM, ACIS,
4500 Main St.         President and             ACSC and other ACC subsidiaries
Kansas City, MO 64111 General Counsel           (June 1998 to present)
                                                General Counsel, ACC, ACIM, ACIS, ACSC
                                                and other ACC subsidiaries
                                                (June 1998 to present)
                                                Consultant to mutual fund industry
                                                (May 1997 to April 1998)
                                                Vice President and General Counsel,
                                                Janus Companies (1990 to 1997)
-------------------------------------------------------------------------------------------------
Charles A. Etherington (42)  Vice President     Vice President (October 1996 to present)
4500 Main St.                                   and Associate General Counsel
Kansas City, MO 64111                           (December 1998 to present), ACSC
                                                Counsel to ACSC
                                                (February 1994 to December 1998)
-------------------------------------------------------------------------------------------------
Charles C. S. Park (32)  Vice President         Vice President (February 2000 to present)
1665 Charleston Road                            and Assistant General Counsel
Mountain View, CA 94043                         (January 1998 to present),
                                                ACSC Counsel to ACSC
                                                (October 1995 to January 1998)
-------------------------------------------------------------------------------------------------
David H. Reinmiller (36)  Vice President        Vice President (February 2000 to present)
4500 Main Street                                and Assistant General Counsel
Kansas City, MO 64111                           (August 1996 to present),
                                                ACSC Counsel to ACSC
                                                (January 1994 to August 1996)
-------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (51)  Secretary               Secretary, ACC (February 1998 to present)
4500 Main St.                                   Director of Legal Operations, ACSC
Kansas City, MO 64111                           (February 1996 to present)
                                                Board Communications Manager
                                                (April 1994 to January 1996)
-------------------------------------------------------------------------------------------------
Jon Zindel (33)       Tax Officer               Vice President of Taxation, ACSC
4500 Main Street                                (1996 to present)
Kansas City, MO 64111                           Vice President, ACIM, ACIS and other
                                                ACC subsidiaries (April 1999 to present)
                                                President, American Century Employee Benefit
                                                Services, Inc. (January 2000 to present)
                                                Treasurer, American Century Ventures, Inc.
                                                (December 1999 to present)
                                                Tax Manager, Price Waterhouse LLP
                                                (1989 to 1996)
-------------------------------------------------------------------------------------------------

CODE OF ETHICS

The fund, its investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. The codes of ethics of the fund, its investment advisor and American Century Investment Services, Inc., the fund's principal underwriter, permit access persons (personnel who have access to portfolio transaction information) to invest in securities, including securities that may be purchased or held by the fund, provided that they first obtain approval from their appropriate compliance department before making such investments.

www.americancentury.com                   American Century Investments        15

SERVICE PROVIDERS

The fund has no employees. To conduct its day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of a fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all the funds of its investment category managed by the advisor (the Investment Category Fee). The three investment categories are money market funds, bond funds and equity funds. When calculating the fee for a money market fund, for example, all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total. Second, a separate fee rate schedule is applied to the assets of all the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor. The schedules by which the unified management fee is determined are shown in the following tables. The Investment Category Fees are determined according to the schedule below.

Investment Category Fee Schedule for VP Prime Money Market

Category Assets                 Fee Rate

First $1 billion                0.3700%
Next $1 billion                 0.3270%
Next $3 billion                 0.2860%
Next $5 billion                 0.2690%
Next $15 billion                0.2580%
Next $25 billion                0.2575%
Thereafter                      0.2570%

The Complex Fee is determined according to the schedules below.

Complex Fee Schedule

Complex Assets                  Fee Rate

First $2.5 billion              0.3100%
Next $7.5 billion               0.3000%
Next $15.0 billion              0.2985%
Next $25.0 billion              0.2970%
Next $50.0 billion              0.2960%
Next $100.0 billion             0.2950%
Next $100.0 billion             0.2940%
Next $200.0 billion             0.2930%
Next $250.0 billion             0.2920%
Next $500.0 billion             0.2910%
Thereafter                      0.2900%

16        American Century Investments                             1-800-345-2021

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365
(366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by the fund's Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and by the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time without payment of any penalty by the fund's Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

www.americancentury.com                   American Century Investments       17

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri
64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the fund and the advisor. The advisor pays
ACSC for these services.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The fund's shares are distributed by ACIS, a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best-efforts underwriting of the fund's shares.
This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598,
and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP are the independent accountants of the fund. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas
City, Missouri 64105. As the independent accountants of the fund,
PricewaterhouseCoopers provides services including

(1) audit of the annual financial statements for the fund, (2) assistance and consultation in connection with SEC filings, and (3) review of the annual federal income tax return filed for the fund.

18        American Century Investments                             1-800-345-2021

BROKERAGE ALLOCATION

The fund generally purchases and sells debt securities through principal transactions, meaning the fund normally purchases securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. The fund does not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases from underwriters or securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices).

INFORMATION ABOUT FUND SHARES

VP Prime Money Market Fund is a series of shares issued by the corporation, and shares of the fund have equal voting rights.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and each series represents a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Within their respective fund, all shares have equal redemption rights.
Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

The advisor typically completes its trading on behalf of the fund in various markets before the Exchange closes for the day. Foreign currency exchange rates also are determined prior to the close of the Exchange. However, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair market value as determined in good faith under the direction of the Board of Directors. The fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding.
Expenses and interest earned on portfolio securities are accrued daily.

www.americancentury.com                   American Century Investments      19

Securities held by the fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

The fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the rule, the Board of Directors has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Directors has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset value calculated by using available market quotations deviates from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.

The Board of Directors monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

Actions the Board of Directors may consider under these circumstances include i)
selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v)
valuing portfolio securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

The fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If the fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions of the fund in the manner they were realized by the fund.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

20        American Century Investments                             1-800-345-2021

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period
(base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

             Effective Yield = [(Base-Period Return + 1)365/7] - 1

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV per share during the period.

Average annual total returns are calculated by determining the growth or decline in  value of a hypothetical historical investment in a fund during a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100%
over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

Yield is calculated by adding over a 30-day (or one-month) period all interest and  dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

As a new fund, performance information is not available as of the date of this
Statement of Additional Information.

Performance Comparison

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American
Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to: U.S. Treasury bill, note and bond yields, money market fund yields,
U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of
Governors of the Federal Reserve System); the federal funds

www.americancentury.com            American Century Investments               21

and discount rates (source: Federal Reserve Bank of New York); yield curves for
U.S. Treasury securities and AA/AAA-rated corporate securities (source:
Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source: Telerate); yield curves for foreign government securities
(sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB
Futures Index (source: Commodity Index Report); the price of gold (sources:
London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.;
mutual fund rankings published in major, nationally distributed periodicals;
data provided by the Investment Company Institute; Ibbotson Associates, Stocks,
Bonds, Bills and Inflation; major indices of stock market performance; and
indices and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

Permissible Advertising Information

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to investors:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of the fund's past or anticipated portfolio holdings; (5) descriptions of the fund's investment strategies; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund; (7) comparisons of investment products
(including the fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in the fund. The fund also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the fund.

FINANCIAL STATEMENTS

The Statement of Net Assets at December 26, 2000, as described in the
Independent Accountants' Report, has been audited by PricewaterhouseCoopers LLP, independent accountants.

22        American Century Investments                             1-800-345-2021

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of the American Century Variable Portfolios II, Inc.:

In our opinion, the accompanying statement of net assets presents fairly, in all material respects, the financial position of VP Prime Money Market Fund (the
"Fund") at December 26, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United
States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of a security at December 26, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
December 26, 2000

www.americancentury.com                   American Century Investments      23

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP PRIME MONEY MARKET FUND

Statement of Net Assets
December 26, 2000

Assets

Federal Home Loan Bank Discount Note, 6.26%, 12/27/00    $    100,000
                                                       -------------------
Net assets applicable to outstanding shares              $    100,000
                                                       ===================

Capital Shares

Authorized                                                 50,000,000
                                                       ===================
Outstanding                                                   100,000
                                                       ===================
Net asset value per share                                $       1.00
                                                       ===================

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION - Amercian Century Variable Portfolios II, Inc. (the company) was organized as a Maryland corporation on September 19, 2000 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type with each series, in effect, representing a separate fund. There is currently only one series. Shares outstanding on December 26, 2000 for the series were issued to American Century
Companies, Inc. (ACI), the parent corporation of the company's investment manager.

ORGANIZATION COSTS - The cost of the organization will be paid by ACI.

RELATED PARTIES - The corporation has entered into a management agreement with
American Century Investment Management, Inc.(ACIM), under which ACIM will provide the fund with investment advisory and management services. The distributor of the company is American Century Investment Services, Inc. The transfer agent of the company is American Century Services, Corporation.

24        American Century Investments                             1-800-345-2021

EXPLANTION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus, the fund invests in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information. The following is a summary of the rating categories referenced in the prospectus disclosure.

Bond Ratings

S&P     Moody's   Description
--------------------------------------------------------------------------------------------
AAA     Aaa       These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------------------
AA      Aa        Debt rated in this category is considered to have a very
                  strong capacity to pay interest and repay principal. It differs from AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------------------
A       A         Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------------------

S&P     Moody's   Description
--------------------------------------------------------------------------------------------
BBB     Baa       Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------------------
BB      Ba        Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category
                  also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
--------------------------------------------------------------------------------------------
B       B         Debt rated B has a greater vulnerability to default but
                  currently has the capacity to meet interest payments and
                  principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also
                  is used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------------------
CCC     Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category also is used for debt subordinated to senior debt that is assigned an actual or implied
                  B or B-/B3 rating.
--------------------------------------------------------------------------------------------
CC      Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
--------------------------------------------------------------------------------------------
C       C         The rating C typically is applied to debt subordinated to
                  senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating.
                  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
--------------------------------------------------------------------------------------------
CI      -         The rating CI is reserved for income bonds on which no
                  interest is being paid.
--------------------------------------------------------------------------------------------
D       D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also is used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
--------------------------------------------------------------------------------------------

www.americancentury.com                   American Century Investments           25

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

Commercial Paper Ratings

S&P       Moody's           Description
--------------------------------------------------------------------------------------------
A-1       Prime-1           This indicates that the degree of safety regarding timely
          (P-1)             payment is strong. Standard & Poor's rates those
                            issues determined to possess extremely strong safety
                            characteristics as A-1+.
--------------------------------------------------------------------------------------------

S&P       Moody's           Description
--------------------------------------------------------------------------------------------
A-2       Prime-2           Capacity for timely payment on commercial paper is
          (P-2)             satisfactory, but the relative degree of safety is
                            not as high as for issues designated A-1. Earnings trends
                            and coverage ratios, while sound, will be more subject to
                            variation. Capitalization characteristics, while still
                            appropriated, may be more affected by external conditions.
                            Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------------------
A-3       Prime-3           This indicates satisfactory capacity for timely repayment.
          (P-3)             Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations
                            carrying the higher designations.
--------------------------------------------------------------------------------------------
Note Ratings

S&P       Moody's           Description
--------------------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1     Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for
                            refinancing, or both.
--------------------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2     Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
--------------------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3     Notes are of favorable quality, with all security
                            elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well-established.
--------------------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                            risk but having protection and not distinctly or
                            predominantly speculative.
--------------------------------------------------------------------------------------------

26        American Century Investments                             1-800-345-2021

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                       SEC Public Reference Room
                                Washington, D.C.
                                Call 202-942-8090 for location
                                and hours.

On the Internet                 * EDGAR database at
                                  www.sec.gov

                                * By email request at
                                  publicinfo@sec.gov

By mail                         SEC Public Reference Section
                                Washington, D.C. 20549-0102

Investment Company Act File No. 811-10155

[american century logo and text logo (reg. sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE
REPRESENTATIVE
1-800-345-6488 or 816-531-5575

FAX
816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

SH-SAI-22674  0101

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

PART C    OTHER INFORMATION

ITEM 23   EXHIBITS  (all  exhibits  not filed  herewith  are being  incorporated herein by reference).

     (a)  (1) Articles of Incorporation of American Century Variable Portfolios
          II, Inc. dated September 15,2000, (filed electronically as Exhibit a1 to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

          (2) Articles Supplementary of American Century Variable Portfolios II,
          Inc. is included herein.

     (b)  By-Laws of American Century Variable Portfolios II, Inc. is included herein.

     (c)  Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of
          Registrant's Articles of Incorporation, appearing as Exhibit a1 to
          Initial Registration Statement on Form N-1A of the Registrant, and
          Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31, 32, 35, 41,
          42, 47, 48, 49, and 50 of Registrant's By-Laws appearing as Exhibit b1 to Post-Effective Amendment No. 1 on Form N-1A of the Registrant.

     (d)  (1) Investor Class Management Agreement between American Century
          California Tax-Free and Municipal Funds and American Century
          Investment Management, Inc. dated August 1, 1997 (filed electronically as Exhibit 5 to Post-Effective Amendment No. 33 to the Registration
          Statement on Form N-1A, filed July 31, 1997, File No. 2-99222).

          (2) Amendment to the Investor Class Management Agreement between
          American Century California Tax-Free and Municipal Funds and American
          Century Investment Management, Inc. dated March 31, 1998 (filed electronically as Exhibit 5b to Post-effective Amendment No. 23 on
          Form N-1A of American Century Municipal Trust, File No. 2-91229).

          (3) Amendment to the Investor Class Management Agreement between
          American Century California Tax Free and Municipal Funds and American
          Century Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d3 of Post-Effective Amendment No. 39 to the
          Registration Statement on Form N-1A of the Registrant, filed on July
          28,1999 File No. 2-99222).

          (4) Amendment No. 1 to the Management Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Management, Inc. is included herein.

     (e)  (1) Distribution Agreement between American Century Variable
          Portfolios II, Inc. and American Century Investment Services, Inc.
          dated March 13, 2000 (filed electronically as Exhibit e7 to
          Post-Effective Amendment No. 17 to the Registration Statement of
          American Century World Mutual Funds, Inc. on March 30, 2000, File No
          33-39242).

          (2) Amendment No. 1 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc. dated June 1, 2000 (filed electronically as Exhibit e9 to Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc. on May 25, 2000, File No.
          33-39242).

          (3) Amendment No. 2 to the Distribution Agreement between American
          Century Variable Portfolios II, Inc. and American Century Investment
          Services, Inc. dated November 20, 2000 (filed electronically as
          Exhibit e9 to Post-Effective Amendment No. 29 to the Registration
          Statement of American Century Variable Portfolios, Inc. on December 1,
          2000, File No. 33-14567).

     (f)  Not applicable.

     (g)  (1) Global Custody Agreement between The Chase Manhattan Bank and the
          Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the
          Registration Statement of American Century Government Income Trust, on
          February 7, 1997, File No. 2-99222).

          (2) Amendment to Global Custody Agreement between The Chase Manhattan
          Bank and the Twentieth Century and Benham Funds, dated December 9,
          2000 is included herein.

          (3) Master Agreement by and between American Century Services
          Corporation (formerly known as Twentieth Century Services, Inc.) and
          Commerce Bank, N.A. dated January 22, 1997 (filed electronically as
          Exhibit 8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 33-14213).

     (h)  (1) Transfer Agency Agreement between American Century Variable
          Portfolios II, Inc. and American Century Services Corporation, dated
          August 1, 1997 (filed electronically as Exhibit 9 to Post-Effective
          Amendment No. 33 to the Registration Statement of American Century
          Government Income Trust on July 31, 1997, File No. 2-99222).

          (2) Amendment dated March 9, 1998 to the Transfer Agency Agreement between American Century Variable Portfolios II, Inc. and American
          Century Services Corporation (filed electronically as Exhibit 9 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (3) Amendment No. 1 dated June 29, 1998 to the Transfer Agency
          Agreement between American Century Variable Portfolios II, Inc. and
          American Century Services Corporation (filed electronically as Exhibit
          b9b to Post-Effective Amendment No. 23 to the Registration Statement
          of American Century Quantitative Equity Funds, File No. 33-19589).

          (4) Amendment No. 2 dated November 20, 2000 to the Transfer Agency
          Agreement between American Century Variable Portfolios II, Inc. and
          American Century Services Corporation is included herein.

          (5) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent dated as of December 21, 1999
          (filed electronically as Exhibit h3 to Post-Effective Amendment No. 29
          to the Registration Statement of American Century California Tax-Free
          and Municipal Funds on December 29, 1999, File No. 2-82734).

     (i)  Opinion and Consent of Counsel (filed electronically as Exhibit i to the Initial Registration Statement on September 29, 2000, File No.
          333-46922).

     (j)  (1) Consent of PricewaterhouseCoopers LLP.

          (2) Power of Attorney dated September 15, 2000 (filed electronically as Exhibit j2 to the Initial Registration Statement on September 29,
          2000, File No. 333-46922).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Not applicable.

     (n)  Not applicable.

     (o)  Not applicable.

     (p)  American Century Investments Code of Ethics is included herein.

ITEM 24.   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25.  Indemnification

          The Registrant is a Maryland corporation. Section 2- 418 of the
          Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article IX of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation
          Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26. Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment manager to each of the Registrant's Funds, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

ITEM 27.   Principal Underwriters.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the executive officers and partners of ACIS:

Name and Principal         Positions and Offices       Positions and Offices
Business Address*           with Underwriter            with Registrant
------------------------------------------------------------------------------------
W. Gordon Snyder           President                                none

James E. Stowers III       Co-Chairman                            Director

William M. Lyons           Chief Executive Officer,               President
                           Executive Vice President and Director

Robert T. Jackson          Executive Vice President               Executive Vice
                           and Chief Financial Officer            President and
                                                                  Chief Financial
                                                                  Officer

Kevin Cuccias              Senior Vice President                    none

Brian Jeter                Senior Vice President                    none

Mark Killen                Senior Vice President                    none

Tom Kmak                   Senior Vice President                    none

David C. Tucker            Senior Vice President          Senior Vice President
                           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated  thereunder, are  in the  possession  of  Registrant,  American  Century  Services
           Corporation and American  Century  Investment  Management,  Inc., all
           located at American  Century  Tower,  4500 Main Street,  Kansas City,
           Missouri 64111.

ITEM 29.   Management Services - Not applicable.

ITEM 30.   Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, American Century Variable Portfolios II, Inc.,
the Registrant, certifies that it meets all the requirements for effectiveness of this Pre-Effective Amendment No. 2 to its Registration Statement pursuant to
Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of
Missouri on the 9th day of January, 2001.

                           American Century Variable Portfolios II, Inc.
                           (Registrant)

                           By:/*/William M. Lyons
                           President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this
Pre-Effective Amendment No. 2 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                    Date
*William M. Lyons                    President and            January 9, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   January 9, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             January 9, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 January 9, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 January 9, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 January 9, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 January 9, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 January 9, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 15, 2000).